Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Currency Exchange Rates [Abstract]
Period-end spot rate	0.068109	0.071586	0.071268
Average rate	0.070034	0.071599	0.071592